Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Inputs, Level 1 [Member]
Assets
Money market funds	$ 9,700	[1]	$ 25,300	[1]
Fair Value, Inputs, Level 3 [Member]
Liabilities
Warrant liability	$ 3,152	[2]	$ 2,981	[2]

[1]	The fair values of the Company's money market funds are based on quotes received from third-party banks.
[2]	See Note 11 for a discussion of Level 3 inputs.